Semiannual Report

VALUE FUND

JUNE 30, 2002

[LOGO]T. ROWE PRICE

T. ROWE PRICE (R)

REPORT HIGHLIGHTS

     Value Fund

o The past six months were an exceptionally tumultuous period, with the market declining as much due to concerns about trust and confidence as to fundamentals.

o The fund lost ground along with other funds during the six months ended June 30 but did significantly better than the S&P 500 Stock Index and the Lipper index for similar funds.

o We were able to hold damage to a minimum in the midst of unpleasant surprises and believe the current climate of intensified oversight will help put an end to corporate malfeasance.

o A mending economy and improving corporate earnings should lay the groundwork for a stock market recovery in the months ahead.

REPORTS ON THE WEB

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account at www.troweprice.com for more information.

FELLOW SHAREHOLDERS

The first six months of 2002 were an exceptionally tumultuous period, with the market declining as much due to concerns about trust and confidence as to fundamentals. Enron, WorldCom, Arthur Andersen, Tyco, Global Crossing, and even Martha Stewart are on the tips of everyone's tongues as investors discuss the integrity of the system. We transitioned from the tragic post-September 11 environment and a period of economic downturn into an almost surreal atmosphere in which new, damaging stories appear throughout the media almost every day.

While the economy has been showing clear signs of recovery, investors sold stocks in fear that some of their investments could end up in the headlines. During this difficult period, stock prices fell sharply, with the S&P 500 dropping by slightly more than 13% in the first six months of the year while the Nasdaq Composite declined more precipitously.

PERFORMANCE COMPARISON
----------------------
Periods Ended 6/30/02                    6 Months      12 Months
----------------------------------------------------------------
Value shares                             -6.62%        -9.74%

Value - Advisor Class shares             -6.69         -9.86

S&P 500 Stock Index                     -13.16        -17.99

Lipper Multi-Cap Value Funds Index       -8.32        -10.89

As shown in the Performance Comparison table, your fund lost ground along with other funds over the first six months of the year but did better than the broad market measured by the S&P 500 Stock Index and the Lipper index for similarly managed funds. Results for the Advisor Class shares were marginally lower because of a slightly higher expense ratio, but still well ahead of the benchmarks.

In 2000 and 2001, the fund managed to remain profitable in the face of a sharp sell-off in the equities market. However, despite our efforts to manage the portfolio as defensively as possible during the recent period, the selling was too pervasive and the fund sustained a 6.6% decline. Challenging periods like the one we have just experienced only serve to remind us how unsatisfying good relative performance is when all of the numbers are negative. Nevertheless, we take some pleasure in having mitigated shareholders' losses during a generally steep sell-off.

PORTFOLIO REVIEW

This is probably a good time to review the Value Fund's investment program. We invest in the stocks of larger-capitalization companies that we believe are undervalued. We consider companies undervalued in terms of their price/earnings, price/cash flow, price/sales, price/asset value, or replacement value ratios, and other relevant measures. Our investments are often "contrarian" in that they have been out of favor for one reason or another and, as a result, their stock prices have declined to levels that do not, in our opinion, reflect the company's underlying value. We do not make market-timing decisions and normally maintain a fully invested position.

------------------------
INDUSTRY DIVERSIFICATION
----------------------------------------------------------------

                                         Percent of Net Assets

                                           12/31/01    6/30/02
--------------------------------------------------------------
Consumer Discretionary                          24%        25%

Consumer Staples                                 5          5

Energy                                           7          7

Financials                                      17         20

Health Care                                      6          7

Industrials and Business Services               17         16

Information Technology                           7          5

Materials                                        5          5

Telecommunications Services                      5          3

Utilities                                        2          3

Reserves                                         5          4

--------------------------------------------------------------
Total                                          100%       100%

As the market sell-off has continued, we have been afforded the opportunity to buy many stocks selling at significantly lower levels than over the past few years. As the Major Portfolio Changes table following this letter shows, we made significant investments in several companies during the first half of the year. There is always the risk of cheap stocks becoming cheaper, and this was the case with several holdings in the pharmaceutical sector where we made significant investments in Merck and Bristol-Myers Squibb, which were well off their highs, only to see them fall further in ensuing months. We also took sizable positions in AOL Time Warner, CVS, and JP Morgan Chase, other stocks that had fallen sharply during the past few years. We eliminated or trimmed Ryder, Guidant, Procter & Gamble, and Stanley Works, most of which had been strong performers over the past year or more. Our general strategy is to use the proceeds from stocks that have done well and are no longer attractively valued to fund investments in new opportunities as they occur.

Several positions worked out well during the period, but they were unfortunately not enough to offset the losers in the portfolio. Aerospace and consumer companies Lockheed Martin, Rockwell Collins, and Procter & Gamble were among the winners.

Unfortunately, many of our telecommunications and technology stocks were particularly disappointing as we attempted to buy controversial stocks with the expectation of benefiting from a turnaround in investor perceptions. We had a small position in WorldCom (0.01% of net assets at the end of June), which impaired results in the wake of the accounting fraud scandal. Results also suffered from utilities and gas stocks CMS Energy and Williams Companies.

The most important lesson learned from these situations is to be careful about "trying to catch a falling knife"; buying sharply declining stocks even after they are already down significantly can still be risky. Never has this been truer than in the last six months. A second lesson is that well-conceived, fraudulent accounting is difficult to uncover until it is too late. Our diligent research efforts have helped us avert disasters in the past, and they were sufficient to hold damage to a minimum this time round, but unpleasant situations can occasionally take us by surprise. Our hope is that in the future, the current climate of scrutiny and intensified oversight will help prevent situations of this nature from occurring.

OUTLOOK

The deep concerns over corporate integrity, accounting legitimacy, and investor confidence are probably close to reaching a peak in intensity. The fixation of newspapers, popular magazines, television shows, and politicians on these issues suggests that most of the problems have likely been uncovered and most of the damage has already been done. No doubt, there will be some welcome and necessary regulatory reforms, and the prospect of the most egregious criminals serving prison time will help restore confidence in the system. Investors will eventually realize that, despite their shortfalls, the nation's legislative, regulatory, and judicial systems do work, and our financial infrastructure is fundamentally sound.

Our sense is that the economy is on the mend and that corporate earnings performance should improve. The Fed's strategy of significantly cutting interest rates last year appears to be working, and consumer demand remains strong. While the assets in money market funds are remarkably high, particularly considering the low level of short-term rates, a good portion of this money will flow back into the equity market at some point, as it has in the past in the wake of financial crises. After more than two years of a severe market decline, we cannot help but feel increasingly optimistic about the potential of the stock market over the rest of the year. We are still somewhat concerned about the levels of many stock valuations, which could constrain the broad market's upside potential, but at the same time we feel that the severe market decline has created many attractive opportunities for the patient investor.

As always, we appreciate your continued confidence and support.

Respectfully submitted,

/s/ Brian C. Rogers

Brian C. Rogers
President of the fund and chairman of its Investment Advisory Committee

July 15, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                   Percent of
                                                                   Net Assets
                                                                      6/30/02
--------------------------------------------------------------------------------
Cooper Industries                                                        1.8%
Merck                                                                    1.8
Honeywell International                                                  1.6
Amerada Hess                                                             1.6
Exxon Mobil                                                              1.6
--------------------------------------------------------------------------------
Bristol-Myers Squibb                                                     1.6
Rockwell Collins                                                         1.4
AOL Time Warner                                                          1.4
Sony                                                                     1.3
Allstate                                                                 1.3
--------------------------------------------------------------------------------
Schering-Plough                                                          1.3
Merrill Lynch                                                            1.3
AT&T                                                                     1.3
American Express                                                         1.3
Bank One                                                                 1.3
--------------------------------------------------------------------------------
Fortune Brands                                                           1.3
UnumProvident                                                            1.3
FleetBoston Financial                                                    1.3
DuPont                                                                   1.3
U.S. Bancorp                                                             1.3
--------------------------------------------------------------------------------
Motorola                                                                 1.2
Burlington Resources                                                     1.2
McDonald's                                                               1.2
Franklin Resources                                                       1.2
Raytheon                                                                 1.2
--------------------------------------------------------------------------------
Total                                                                   34.4%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES

Listed in descending order of size

6 Months Ended 6/30/02

Ten Largest Purchases                       Ten Largest Sales
--------------------------------------------------------------------------------
Merck *                                     Ryder System **
Bristol-Myers Squibb                        Mead**
AOL Time Warner                             Guidant **
Williams Companies *                        Procter & Gamble **
MeadWestvaco*                               Lockheed Martin
CVS *                                       Stanley Works **
J.P. Morgan Chase *                         Niagara Mohawk **
AT&T                                        Imperial Oil **
Qwest Communications International          Inco **
NiSource *                                  Centurytel **

 * Position added
** Position eliminated

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

VALUE FUND
--------------------------------------------------------------------------------

                                    [CHART]

      9/30/1994            $10,000            $10,000            $10,000
      6/30/1995            $12,019            $11,469            $12,723
      6/30/1996            $15,144            $13,932            $16,413
      6/30/1997            $20,399            $17,934            $21,713
      6/30/1998            $26,552            $21,591            $25,989
      6/30/1999            $32,595            $23,666            $30,615
      6/30/2000            $34,956            $22,091            $27,710
      6/30/2001            $29,772            $25,436            $33,986
      6/30/2002            $24,417            $22,665            $30,675

Note: Performance for Advisor Class shares will vary due to the differing fee structures. See returns table below.

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                              Since   Inception
Periods Ended 6/30/02          1 Year  3 Years  5 Years   Inception        Date
--------------------------------------------------------------------------------
Value shares                   -9.74%    0.07%    7.16%      15.56%     9/30/94
Value-Advisor Class sha        -9.86        -        -        3.89      3/31/00

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Value shares


                                    6 Months      Year
                                       Ended     Ended
                                     6/30/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
NET ASSET VALUE
Beginning of period                  $ 18.88   $ 19.15   $ 17.50   $ 18.31   $ 18.24   $ 15.76

Investment activities
  Net investment
  income (loss)                         0.07      0.17      0.24      0.22      0.19      0.21
  Net realized and
  unrealized gain (loss)               (1.32)     0.13**    2.48      1.38      1.04      4.31

  Total from
  investment activities                (1.25)     0.30      2.72      1.60      1.23      4.52

Distributions
  Net reinvestment income                  -     (0.17)    (0.23)    (0.21)    (0.20)    (0.21)

  Net realized gain                        -     (0.40)    (0.84)    (2.20)    (0.96)    (1.83)

  Total Distributions                      -     (0.57)    (1.07)    (2.41)    (1.16)    (2.04)

NET ASSET VALUE

End of period                        $ 17.63   $ 18.88   $ 19.15   $ 17.50   $ 18.31   $ 18.24
                                     ---------------------------------------------------------
Ratios/Supplemental Data

Total return/\                        (6.62)%     1.60%    15.75%     9.16%     6.85%    29.25%
Ratio of total expenses to
average net assets                     0.92%+    0.94%     0.91%     0.92%     0.98%     1.05%
Ratio of net investment
income (loss) to average
net assets                             0.77%+    0.93%     1.38%     1.14%     1.06%     1.26%
Portfolio turnover rate                35.4%+    42.2%     55.9%     67.8%     72.1%     67.2%
Net assets, end of period
(in millions)                        $ 1,364   $ 1,322     $ 989     $ 851     $ 775     $ 546

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

+  Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
-------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
-------------------------------------------------------------------------------

Value - Advisor Class shares

                                         6 Months    Year        3/31/00
                                         Ended       Ended       Through
                                         6/30/02     12/31/01    12/31/00
NET ASSET VALUE

Beginning of period                      $ 18.84     $ 19.14     $ 17.57
Investment activities
Net investment income (loss)                0.04 *      0.10        0.17*
Net realized and
unrealized gain (loss)                     (1.30)       0.17**      2.45
Total from
investment activities                      (1.26)       0.27        2.62
Distributions
Net investment income                          -       (0.17)      (0.21)
Net realized gain                              -       (0.40)      (0.84)
Total distributions                            -       (0.57)      (1.05)

NET ASSET VALUE

End of period                            $ 17.58     $ 18.84     $ 19.14
                                         -------------------------------

Ratios/Supplemental Data

Total return/\                             (6.69)%*     1.45%      15.11%*
Ratio of total expenses to
average net assets                          1.10%*+     1.06%       1.10%*+
Ratio of net investment
income (loss) to average
net assets                                  0.56%*+     0.78%       1.04%*+
Portfolio turnover rate                     35.4%+      42.2%       55.9%+
Net assets, end of period
(in thousands)                          $ 24,481     $ 8,673        $ 77

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 12/31/03.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

+  Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
----------------------------------------------------------------------
Unaudited                                               June 30, 2002

-----------------------
STATEMENT OF NET ASSETS                           Shares       Value
----------------------------------------------------------------------
                                                        In thousands

COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 25.0%
Auto Components 2.0%
Goodyear Tire & Rubber                            750,000    $ 14,032
TRW                                               250,000      14,245
                                                              -------
                                                               28,277
                                                              -------

Automobiles 0.8%
Ford Motor                                        699,817      11,197
                                                              -------
                                                               11,197
                                                              -------

Hotels, Restaurants & Leisure 3.2%
Hilton                                          1,000,000      13,900
McDonald's                                        600,000      17,070
Starwood Hotels & Resorts Worldwide, REIT         400,000      13,156
                                                              -------
                                                               44,126
                                                              -------

Household Durables 2.6%
Fortune Brands                                    318,200      17,819
Sony ADR                                          350,000      18,585
                                                              -------
                                                               36,404
                                                              -------

Leisure Equipment & Products 1.6%
Eastman Kodak                                     325,000       9,480
Hasbro                                            950,000      12,882
                                                              -------
                                                               22,362
                                                              -------

Media 9.7%
AOL Time Warner *                               1,300,000      19,123
Comcast, Class A *                                500,000      11,920
Disney                                            804,400      15,203
Dow Jones                                         325,000      15,746
Liberty Media, Class A *                        1,600,000      16,000
Meredith                                          229,800       8,813
Omnicom                                           200,000       9,160
Pearson, (GBP)                                    750,000       7,462
Rogers Communications, Class B *                1,000,000       9,140
Viacom, Class B *                                 325,000      14,420
Washington Post, Class B                           15,000       8,175
                                                              -------
                                                              135,162
                                                              -------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                   Shares               Value
--------------------------------------------------------------------------------

                                                                 In thousands

Multiline Retail 2.1%
May Department Stores                             450,000            $ 14,819
Nordstrom                                         625,000              14,156
                                                                     --------
                                                                       28,975
                                                                     --------
Specialty Retail 3.0%
GAP                                               700,000               9,940
RadioShack                                        550,000              16,533
Toys "R" Us *                                     850,000              14,849
                                                                     --------
                                                                       41,322
                                                                     --------
Total Consumer Discretionary                                          347,825
                                                                     --------
CONSUMER STAPLES 4.6%
Beverages 1.0%
Coca-Cola Enterprises                             650,000              14,352
                                                                     --------
                                                                       14,352
                                                                     --------

Food & Drug Retailing 1.1%
CVS                                               500,000              15,300
                                                                     --------
                                                                       15,300
                                                                     --------
Food Products 1.2%
Campbell Soup                                     600,000              16,596
                                                                     --------
                                                                       16,596
                                                                     --------

Household Products 0.9%
Clorox                                            300,000              12,405
                                                                     --------
                                                                       12,405
                                                                     --------

Tobacco 0.4%
UST                                               150,000               5,100
                                                                        5,100
                                                                     --------
Total Consumer Staples                                                 63,753
                                                                     --------
ENERGY 7.3%
Oil & Gas 7.3%
Amerada Hess                                      275,000              22,688
Burlington Resources                              450,000              17,100
ChevronTexaco                                     134,750              11,925
Conoco                                            425,000              11,815

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------


                                      Shares            Value
--------------------------------------------------------------
                                                 In thousands

ExxonMobil                           550,000          $ 22,506
Unocal                               400,000            14,776
                                                      --------
Total Energy                                           100,810
                                                      --------
FINANCIALS  20.1%
Banks  6.1%
AmSouth                              550,000            12,309
Bank of America                      200,000            14,072
Bank One                             469,000            18,047
FleetBoston Financial                550,000            17,792
Mellon Financial                     142,000             4,463
U.S. Bancorp                         750,000            17,513
                                                      --------
                                                        84,196
                                                      --------
Diversified Financials  7.3%
American Express                     500,000            18,160
Charles Schwab                       250,000             2,800
Citigroup                            225,000             8,719
Fannie Mae                           100,000             7,375
Franklin Resources                   400,000            17,056
J.P. Morgan Chase                    450,000            15,264
Merrill Lynch                        450,000            18,225
Principal Financial Group *          450,000            13,950
                                                      --------
                                                       101,549
                                                      --------
Insurance  6.7%
Allstate                             500,000            18,490
Aon                                  300,000             8,844
Berkshire Hathaway, Class A *            175            11,690
Chubb                                225,000            15,930
Hartford Financial Services Group    200,000            11,894
Prudential *                         243,100             8,110
UnumProvident                        700,000            17,815
                                                      --------
                                                        92,773
                                                      --------
Total Financials                                       278,518
                                                      --------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------


                                       Shares      Value
--------------------------------------------------------------
                                                 In thousands

HEALTH CARE  6.9%
Health Care Equipment & Supplies 1.0%
Becton, Dickinson                      400,000     $ 13,780
                                                   --------
                                                     13,780
                                                   --------
Health Care Providers & Services  1.2%
CIGNA                                  150,000       14,613
IMS Health                             100,000        1,795
                                                   --------
                                                     16,408
                                                   --------
Pharmaceuticals  4.7%
Bristol-Myers Squibb                   850,000       21,845
Merck                                  500,000       25,320
Schering-Plough                        750,000       18,450
                                                   --------
                                                     65,615
                                                   --------
Total Health Care                                    95,803
                                                   --------
INDUSTRIALS & BUSINESS SERVICES  16.1%
Aerospace & Defense  5.0%
Honeywell International                650,000       22,899
Lockheed Martin                        150,000       10,425
Raytheon                               408,800       16,659
Rockwell Collins                       704,700       19,323
                                                   --------
                                                     69,306
                                                   --------

Air Freight & Logistics  0.6%
CNF                                    225,000        8,545
                                                   --------
                                                      8,545
                                                   --------
Airlines  0.6%
Delta                                  425,000        8,500
                                                   --------
                                                      8,500
                                                   --------

Building Products  0.5%
Masco                                  250,000        6,778
                                                   --------
                                                      6,778
                                                   --------
Commercial Services & Supplies  1.3%
R.R. Donnelley                         300,000        8,265
Waste Management                       400,000       10,420
                                                   --------
                                                     18,685
                                                   --------
Electrical Equipment  3.0%
American Power Conversion *            600,000        7,578

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                            Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Cooper Industries                                           650,000     $ 25,545
Rockwell Automation                                         400,000        7,992
                                                                        --------
                                                                          41,115
                                                                        --------
Industrial Conglomerates 0.9%
Tyco International                                          900,000       12,159
                                                                        --------
                                                                          12,159
                                                                        --------
Machinery 2.3%
Dover                                                       300,000       10,500
Eaton                                                       125,000        9,094
Pall                                                        600,000       12,450
                                                                        --------
                                                                          32,044
                                                                        --------

Road & Rail 1.9%
Norfolk Southern                                            600,000       14,028
Union Pacific                                               200,000       12,656
                                                                        --------
                                                                          26,684
                                                                        --------
Total Industrials & Business Services                                    223,816
                                                                        --------
INFORMATION TECHNOLOGY 5.2%
Communications Equipment 1.8%
Corning *                                                   1,000,000      3,550
Lucent Technologies *                                       2,700,000      4,482
Motorola                                                    1,200,000     17,304
                                                                        --------
                                                                          25,336
                                                                        --------
Computers & Peripherals 1.2%
Hewlett-Packard                                             1,075,250     16,430
                                                                        --------
                                                                          16,430
                                                                        --------
Electronic Equipment & Instruments 0.8%
Agilent Technologies *                                      450,000       10,642
                                                                        --------
                                                                          10,642
                                                                        --------
Semiconductor Equipment & Products 0.8%
Agere Systems
  Class A *                                                 794,448        1,112
  Class B *                                                 661,407          992
Texas Instruments                                           400,000        9,480
                                                                        --------
                                                                          11,584
                                                                        --------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Software 0.6%
Microsoft *                                                 150,000      $ 8,205
                                                                         -------
                                                                           8,205
                                                                         -------
Total Information Technology                                              72,197
                                                                         -------
MATERIALS  4.8%
Chemicals 2.9%
DuPont                                                      400,000       17,760
Great Lakes Chemical                                        625,000       16,556
Hercules *                                                  500,000        5,800
                                                                         -------
                                                                          40,116
                                                                         -------
Paper & Forest Products 1.9%
Bowater                                                     200,000       10,874
MeadWestvaco                                                475,000       15,941
                                                                         -------
                                                                          26,815
                                                                         -------
Total Materials                                                           66,931
                                                                         -------
TELECOMMUNICATION SERVICES  3.0%
Diversified Telecommunication Services 2.7%
AT&T                                                      1,700,000       18,190
Qwest Communications International *                      2,800,000        7,840
Sprint                                                    1,100,000       11,671
WorldCom *                                                1,500,000          172
                                                                         -------
                                                                          37,873
                                                                         -------
Wireless Telecommunication Services  0.3%
AT&T Wireless Group *                                       650,000        3,803
                                                                         -------
                                                                           3,803
                                                                         -------
Total Telecommunication Services                                          41,676
                                                                         -------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

UTILITIES 2.6%
Electric Utilities 1.4%
CMS Energy                                                  350,000   $    3,843
Constellation Energy Group                                  500,000       14,670
                                                                      ----------
                                                                          18,513
                                                                      ----------

Gas Utilities 0.9%
NiSource                                                    575,000       12,552
                                                                      ----------
                                                                          12,552
                                                                      ----------

Multi-Utilities & Unregulated Power 0.3%
Williams Companies                                          750,000        4,494
                                                                      ----------
                                                                           4,494
                                                                      ----------
Total Utilities                                                           35,559
                                                                      ----------
Total Common Stocks (Cost $1,469,714)                                  1,326,888
                                                                      ----------
CONVERTIBLE PREFERRED STOCKS 0.0%
Lucent Technologies, 144A                                     1,300          632
                                                                      ----------
Total Convertible Preferred Stocks (Cost $1,300)                             632
                                                                      ----------
SHORT-TERM INVESTMENTS 4.1%
Money Market Fund 4.1%
T. Rowe Price Reserve Investment Fund, 1.95% #           57,366,438       57,366
                                                                      ----------
Total Short-Term Investments (Cost $57,366)                              57,366
                                                                      ----------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities
99.7% of Net Assets (Cost $1,528,380)                                 $1,384,886
Other Assets Less Liabilities                                              3,787
                                                                      ----------
NET ASSETS                                                            $1,388,673
                                                                      ----------
Net Assets Consist of:
Undistributed net investment income (loss)                            $    5,570
Undistributed net realized gain (loss)                                    53,478
Net unrealized gain (loss)                                             (143,494)
Paid-in-capital applicable to 78,760,748 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                        1,473,119
                                                                      ----------
NET ASSETS                                                            $1,388,673
                                                                      ----------
NET ASSET VALUE PER SHARE
Value shares
($1,364,192,023/77,368,162 shares outstanding)                        $    17.63
                                                                      ----------
Value - Advisor Class shares
($24,481,216/1,392,586 shares outstanding)                            $    17.58
                                                                      ----------

#        Seven-day yield

*        Non-income producing

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $632 and represents 0.0% of net assets

ADR      American Depository Receipts

GBP      British Pound

REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS                                                    Value
--------------------------------------------------------------------------------
In thousands

                                                                        6 Months
                                                                         Ended
                                                                        6/30/02

Investment Income (Loss)
Income


  Dividend                                                           $   11,380
  Interest                                                                  845
                                                                     ----------
  Total income                                                           12,225
                                                                     ----------
Expenses
  Investment management                                                   4,864
  Shareholder servicing
    Value shares                                                          1,548
    Value - Advisor Class shares                                              8
  Custody and accounting                                                     76
  Prospectus and shareholder reports
    Value shares                                                             72
    Value - Advisor Class shares                                              6
  Registration                                                               61
  Proxy and annual meeting                                                   35
  Distribution - Value - Advisor Class shares                                23
  Legal and audit                                                            11
  Directors                                                                   6
  Reimbursed by manager                                                      (1)
                                                                     ----------
  Total expenses                                                          6,709
  Expenses paid indirectly                                                  (54)
                                                                     ----------
  Net expenses                                                            6,655
                                                                     ----------
Net investment income (loss)                                              5,570
                                                                     ----------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                             51,413
  Foreign currency transactions                                               4
                                                                     ----------
  Net realized gain (loss)                                               51,417
                                                                     ----------
Change in net unrealized gain (loss)
  Securities                                                           (158,236)
  Other assets and liabilities
  denominated in foreign currencies                                          (1)
                                                                     ----------
  Change in net unrealized gain (loss)                                 (158,237)
                                                                     ----------
Net realized and unrealized gain (loss)                                (106,820)
                                                                     ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $(101,250)
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 Months             Year
                                                          Ended            Ended
                                                        6/30/02         12/31/01
Increase (Decrease) in Net Assets
Operations

Net investment income (loss)                         $    5,570       $   11,405
Net realized gain (loss)                                 51,417           26,603
Change in net unrealized gain (loss)                  (158,237)         (28,291)
                                                     ----------       ----------
Increase (decrease) in net assets from operations     (101,250)            9,717
                                                     ----------       ----------
Distributions to shareholders
Net investment income
Value shares                                                  -         (11,387)
Value - Advisor Class shares                                  -             (73)
Net realized gain
Value shares                                                  -         (26,790)
Value - Advisor Class shares                                  -            (172)
                                                     ----------       ----------
Decrease in net assets from distributions                     -         (38,422)
                                                     ----------       ----------
Capital share transactions *
Shares sold

Value shares                                            403,216          697,877
Value - Advisor Class shares                             19,632           15,854
Distributions reinvested
Value shares                                                  -           36,206
Value - Advisor Class shares                                  -              245
Shares redeemed
Value shares                                          (261,778)        (373,621)
Value - Advisor Class shares                            (1,501)          (6,927)
                                                     ----------       ----------
Increase (decrease) in net assets from
capital share transactions                              159,569          369,634
                                                     ----------       ----------
Net Assets
Increase (decrease) during period                        58,319          340,929
Beginning of period                                   1,330,354          989,425
                                                     ----------       ----------
End of period                                        $1,388,673       $1,330,354
                                                     ----------       ----------
*Share information
Shares sold
Value shares                                             21,203           35,861
Value - Advisor Class shares                              1,012              797
Distributions reinvested
Value shares                                                  -            1,941
Value - Advisor Class shares                                  -               13
Shares redeemed
Value shares                                           (13,841)         (19,449)
Value - Advisor Class shares                               (80)            (354)
                                                     ----------       ----------

Increase (decrease) in shares outstanding                 8,294           18,809

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued; income is a secondary objective. The fund has two classes of shares: Value Fund, offered since September 30, 1994, and Value Fund-Advisor Class, which was first offered on March 31, 2000. Value-Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.


Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Class Accounting Value-Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $52,000 and $2,000, respectively, for the period ended June 30, 2002.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $407,949,000 and $242,780,000, respectively, for the six months ended June 30, 2002


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to sharehold-

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

ers all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2002.

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,528,380,000. Net unrealized loss aggregated $143,494,000 at period-end, of which $123,950,000 related to appreciated investments and $267,444,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $790,000.

The manager has agreed to bear any expenses through December 31, 2003, which would cause the Value-Advisor Class's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through December 31, 2005, the Value-Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.10%. At June 30, 2002, expenses in the amount

T. ROWE PRICE VALUE FUND
-------------------------------------------------------------------------------

of $2,000 remain subject to reimbursement by the Value-Advisor Class through December 31, 2005.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Value share class. Expenses incurred pursuant to these service agreements totaled $1,124,000 for the six months ended June 30, 2002, of which $198,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2002, the Value share class was charged $150,000 for shareholder servicing costs related to the college savings plans, of which $130,000 was for services provided by Price and $20,000 was payable at period-end. At June 30, 2002, approximately 4.5% of the outstanding shares of the Value share class were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2002, totaled $845,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

---------------------------------------
ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------


Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name

(Date of Birth)                     Principal Occupation(s) During Past 5 Years and
Year Elected*                       Other Directorships of Public Companies

Calvin W. Burnett, Ph.D.            President, Coppin State College; Director, Provident Bank of
(3/16/32)                           Maryland
2001

Anthony W. Deering                  Director, Chairman of the Board, President, and Chief Executive
(1/28/45)                           Officer, The Rouse Company, real estate developers
2001

Donald W. Dick, Jr.                 Principal, EuroCapital Advisors, LLC, an acquisition and management
(1/27/43)                           advisory firm
1994

David K. Fagin                      Director, Dayton Mining Corp. (6/98 to present), Golden Star
(4/9/38)                            Resources Ltd., and Canyon Resources Corp. (5/00 to present);
1994                                Chairman and President, Nye Corp.

F. Pierce Linaweaver                President, F. Pierce Linaweaver & Associates, Inc., consulting
(8/22/34)                           environmental and civil engineers
2001

Hanne M. Merriman                   Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren
(11/16/41)                          Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways
1994                                Group, Inc.

John G. Schreiber                   Owner/President, Centaur Capital Partners, Inc., a real estate
(10/21/46)                          investment company; Senior Advisor and Partner, Blackstone Real Estate
2001                                Advisors, L.P.; Director, AMLI Residential Properties Trust, Host
                                    Marriott Corp., and The Rouse Company

Hubert D. Vos                       Owner/President, Stonington Capital Corp., a private investment
(8/2/33)                            company
1994

Paul M. Wythes                      Founding Partner, Sutter Hill Ventures, a venture capital limited
(6/23/33)                           partnership, providing equity capital to young high-technology companies
1994                                throughout the United States: Director, Teltone Corp.

*Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

Inside Directors
Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price                 Principal Occupation(s) During Past 5 Years and Other Directorships
Portfolios Overseen]                     of Public Companies

James A.C. Kennedy                       Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(8/15/53)                                Inc.
1997
[32]

James S. Riepe                           Director and Vice President, T. Rowe Price; Vice Chairman of the
(6/25/43)                                Board, Director, and Vice President, T. Rowe Price Group, Inc.;
1994                                     Chairman of the Board and Director, T. Rowe Price Global Asset
[98]                                     Management Limited, T. Rowe Price Investment Services, Inc.,
                                         T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
                                         Services, Inc.; Chairman of the Board, Director, President, and Trust
                                         Officer, T. Rowe Price Trust Company; Director, T. Rowe Price
                                         International, Inc., and T. Rowe Price Global Investment Services
                                         Limited; Vice President, Value Fund

M. David Testa                           Vice Chairman of the Board, Chief Investment Officer, Director, and
(4/22/44)                                Vice President, T. Rowe Price Group, Inc.; Chief Investment Officer,
1994                                     Director, and Vice President, T. Rowe Price; Chairman and Director,
[98]                                     T. Rowe Price Global Asset Management Limited; Vice President and
                                         Director, T. Rowe Price Trust Company; Director, T. Rowe Price Global
                                         Investment Services Limited and T. Rowe Price International, Inc.

*Each inside director serves until the election of a successor.

Officers
Name (Date of Birth)
Title and Fund(s) Served                                             Principal Occupation(s)

Stephen W. Boesel (12/28/44)                                         Vice President, T. Rowe Price, T. Rowe Price
Vice President, Value Fund                                           Group, Inc., and T. Rowe Price Trust Company


Andrew M. Brooks (2/16/56)                                           Vice President, T. Rowe Price and T. Rowe Price
Vice President, Value Fund                                           Group, Inc.

Joseph A. Carrier (12/30/60)                                         Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Value Fund                                                Group, Inc., and T. Rowe Price Investment
                                                                     Services, Inc.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

Officers (continued)
Name (Date of Birth)
Title and Fund(s) Served                   Principal Occupation(s)

Kara Cheseby (10/9/63)                     Vice President, T. Rowe Price and T. Rowe Price
Vice President, Value Fund                 Group, Inc.

David R. Giroux (6/8/75)                   Vice President, T. Rowe Price and T. Rowe Price
Vice President, Value Fund                 Group, Inc.

Michael W. Holton (9/25/68)                Vice President, T. Rowe Price and T. Rowe Price
Vice President, Value Fund                 Group, Inc.

Henry H. Hopkins (12/23/42)                Director and Vice President, T. Rowe Price
Vice President, Value Fund                 Group, Inc.; Vice President, T. Rowe Price,
                                           T. Rowe Price International, Inc., and T. Rowe
                                           Price Retirement Plan Services, Inc.; Vice
                                           President and Director, T. Rowe Price
                                           Investment Services, Inc., T. Rowe Price
                                           Services, Inc., and T. Rowe Price Trust Company

J. Jeffrey Lang (1/10/62)                  Vice President, T. Rowe Price and T. Rowe Price
Vice President, Value Fund                 Trust Company

John D. Linehan (1/21/65)                  Vice President, T. Rowe Price, T. Rowe Price
Vice President, Value Fund                 Group, Inc., and T. Rowe Price International, Inc.

Patricia B. Lippert (1/12/53)              Assistant Vice President, T. Rowe Price and
Secretary, Value Fund                      T. Rowe Price Investment Services, Inc.

David S. Middleton (1/18/56)               Vice President, T. Rowe Price, T. Rowe Price
Controller, Value Fund                     Group, Inc., and T. Rowe Price Trust Company

Brian C. Rogers (6/27/55)                  Director and Vice President, T. Rowe Price
President, Value Fund                      Group, Inc.; Vice President, T. Rowe Price and
                                           T. Rowe Price Trust Company

David J. Wallack (7/2/60)                  Vice President, T. Rowe Price and T. Rowe Price
Vice President, Value Fund                 Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

BROKERAGE SERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

www.troweprice.com

ACCOUNT INFORMATION


Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

FINANCIAL TOOLS AND CALCULATORS


College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

Morningstar(R) Portfolio TrackerSM. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

INVESTMENT TRACKING AND INFORMATION


My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Morningstar(R) Portfolio Watchlist(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

Morningstar(R) Portfolio X-Ray(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE COLLEGE PLANNING
--------------------------------------------------------------------------------

COLLEGE PLANNING


With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------
STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*+
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS++

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery+
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+ Closed to new investors.

++Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

[LOGO] T. ROWE PRICE(R)


T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

F07-051 6/30/02